UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    228 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     William Hutchens
Title:    President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     William Hutchens       New London, NH       May 6, 2003

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total:    $207,958


ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5

ITEM 6

ITEM 7

ITEM 8

NAME OF ISSUER
TITLE OF CLASS
CUSIP #
FAIR MKT VAL
SHARE
(A) SOLE
(B) SHARED
(C) SHARED
Managers

VOTING AUTHORITY SHARES







AS DEF IN
OTHER
See Instr V
(A)SOLE
(B)SHARED
(C)NONE






INST. 5

















3M Corp.
Common
88579Y101
3606.772
27738
x



15700

12038
Abbott Labs
Common
002824100
2189.165
58207
x



25600

32607
Air Products & Chemicals
Common
009158106
253.759
6125
x



0

6125
Allstate Corp.
Common
020002101
3964.478
119520
x



69250

50270
AllTel Corp
Common
020039103
1454.476
32495
x



23150

9345
Ambac Financial Group, Inc.
Common
023139108
415.527
8225
x



3000

5225
American Int'l Group
Common
026874107
1649.207
33351
x



17800

15551
American Power Conv.
Common
029066107
374.156
26275
x



9600

16675
Amgen, Inc
Common
031162100
1628.089
28290
x



12750

15540
Anheuser-Busch
Common
035229103
1422.258
30514
x



12050

18464
AOL Time Warner
Common
00184A105
1830.779
168580
x



104200

64380
Apache Corporation
Common
037411105
4102.706
66451
x



35201

31250
Avanex Corp.
Common
05348W109
12.577
16125
x



0

16125
Banc One Corp
Common
06423A103
1606.368
46400
x



34950

11450
BankAmerica Corp.
Common
060505104
3980.990
59560
x



35750

23810
Bear Stearns Cos.
Common
073902108
5220.448
79580
x



47950

31630
Becton Dickinson
Common
075887109
384.006
11150
x



4100

7050
Bellsouth Corp
Common
079860102
1448.098
66825
x



51350

15475
Biovail Corp.
Common
09067J109
468.472
11750
x



4300

7450
Borg Warner Auto
Common
099724106
458.068
9575
x



3100

6475
Broadcom Corp
Common
111320107
226.425
18334
x



5135

13199
Canadian National Railway Co.
Common
136375102
3285.114
76755
x



46725

30030
Charter One Financial, Inc.
Common
160903100
1581.212
57166
x



54242

2924
Cisco Systems,Inc.
Common
17275R102
4398.299
338852
x



167110

171742
Citigroup
Common
172967101
5349.982
155297
x



93500

61797
Clorox
Common
189054109
3598.028
77930
x



45000

32930
Comcast Corp
Common
00209P202
4787.658
174160
x



105400

68760
Compass Bancshares
Common
20449H109
545.661
17450
x



6800

10650
ConAgra
Common
205887102
1322.730
65873
x



30350

35523
ConocoPhillips
Common
20825C104
2686.807
50127
x



26650

23477
Constellation Brands
Common
21036P108
375.117
16525
x



6300

10225
Constellation Energy
Common
210371100
471.410
17000
x



6500

10500
Corning Inc.
Common
219350105
206.911
35430
x



8450

26980
Coventry Health Care Inc.
Common
222862104
343.805
10450
x



3900

6550
Dell Computer Corp
Common
247025109
2081.978
76235
x



29825

46410
Devon Energy Corp.
Common
25179M103
389.376
8075
x



2950

5125
DTE Holdings, Inc.
Common
233331107
345.917
8950
x



3350

5600
EMC Corp
Common
268648102
134.912
18660
x



4840

13820
Energen Corp.
Common
29265N108
451.244
14075
x



5600

8475
Engelhard Corp.
Common
292845104
274.176
12800
x



4800

8000
Equifax
Common
294429105
323.338
16175
x



3000

13175
Exelon Corp.
Common
30161N101
4308.139
85462
x



54900

30562
Exxon Mobil Corp.
Common
30231G102
5291.220
151394
x



95475

55919
Federal Home Loan Mtg.
Common
313400301
2116.035
39850
x



21125

18725
Federal Nat'l Mtg
Common
313586109
4430.534
67797
x



38075

29722
Fidelity National Fin.
Common
316326107
592.571
17352
x



6520

10832
Fortune Brands
Common
349631101
1845.339
43045
x



27350

15695
Freeport Mcmor Cop&Gld
Common
35671D857
4221.580
247600
x



141500

106100
Gannett Co
Common
364730101
220.094
3125
x



96200

-93075
Gemstar- TV Guide Intl Inc.
Common
36866W106
97.276
26513
x



0

26513
General Electric
Common
369604103
4839.568
189787
x



0

189787
Golden West Financial Corp
Common
381317106
325.483
4525
x



0

4525
Greenpoint Financial
Common
395384100
1628.171
36335
x



23700

12635
Health Net, Inc.
Common
42222G108
202.113
7550
x



6350

1200
Hewlett-Packard Co.
Common
428236103
779.786
50147
x



37800

12347
Hormel Foods Corp
Common
440452100
532.955
25175
x



9600

15575
Ingersoll-Rand Co
Common
G4776G101
3152.610
81695
x



47000

34695
Intel Corp.
Common
458140100
5530.576
339716
x



186450

153266
Int'l Business Machines
Common
459200101
3225.120
41121
x



20300

20821
IShares S&P 600 Value
Common
464287879
765.946
11480
x



0

11480
J.P. Morgan Chase & Co.
Common
46625H100
4168.574
175815
x



100650

75165
JDS Uniphase Corp.
Common
46612J101
89.732
31485
x



6150

25335
Johnson & Johnson
Common
478160104
2674.462
46215
x



22500

23715
Jones Apparel Group
Common
480074103
286.095
10430
x



4600

5830
Lear Corp.
Common
521865105
1056.965
29900
x



17450

12450
Level 3 Comm.
Common
52729N100
161.895
31375
x



12350

19025
Lexmark Intl Grp., Inc.
Common
529771107
2941.113
43930
x



23200

20730
Liz Claiborne Inc.
Common
539320101
3896.229
126010
x



64400

61610
McKesson HBOC Inc.
Common
58155Q103
3193.408
128095
x



75975

52120
MCLEODUSA Inc Cl A
Common
582266102
9.625
17500
x



0

17500
Merck
Common
589331107
4132.822
75444
x



42400

33044
Metlife Inc Com
Common
59156R108
4832.288
183180
x



121400

61780
Microsoft Corp.
Common
594918104
4831.953
199585
x



118200

81385
Morgan Stanley
Common
617446448
3896.168
101595
x



59000

42595
Mylan Labs
Common
628530107
512.095
17812
x



5550

12262
National City Corp.
Common
635405103
2981.899
107070
x



79850

27220
Network Appliance, Inc.
Common
64120L104
175.068
15645
x



6035

9610
Nvidia Corp.
Common
67066G104
155.204
12050
x



10100

1950
Pfizer
Common
717081103
5109.025
163961
x



91500

72461
Popular, Inc.
Common
733174106
262.743
7730
x



0

7730
Procter & Gamble
Common
742718109
4349.825
48847
x



27750

21097
QSound Labs, Inc.
Common
74728C307
18.125
12500
x



0

12500
Qualcomm, Inc.
Common
747525103
318.240
8840
x



2075

6765
Safeco Corp.
Common
786429100
2286.164
65375
x



36600

28775
SBC Communications
Common
78387G103
2532.134
126228
x



80180

46048
Schering-Plough Corp.
Common
806605101
2381.928
133591
x



83100

50491
Scotts Company
Common
810186106
2611.238
50410
x



34550

15860
SS&C Technologies, Inc.
Common
85227Q100
125.752
10350
x



0

10350
St. Paul Companies
Common
792860108
954.636
30020
x



16300

13720
Sun Microsystems
Common
866810104
190.038
58294
x



7985

50309
Sunguard Data Systems
Common
867363103
2642.371
124055
x



64625

59430
Synopsys Inc.
Common
871607107
2926.000
68750
x



38550

30200
TJX Cos Inc.
Common
872540109
2645.456
150310
x



82925

67385
Toll Brothers Inc.
Common
889478103
408.195
21150
x



8200

12950
Torchmark Corp
Common
891027104
617.550
17250
x



6100

11150
United States Steel Corporation
Common
912909108
98.791
10050
x



0

10050
United Technologies
Common
913017109
1881.028
32555
x



14450

18105
UnitedHealth Group Inc.
Common
91324P102
3719.052
40570
x



23150

17420
Verizon Communications
Common
92343V104
3909.038
110581
x



69165

41416
Viacom, Inc.-CL B
Common
925524308
3208.647
87860
x



50200

37660
Wal-Mart Stores
Common
931142103
2288.435
43983
x



20800

23183
Washington Mutual Inc.
Common
939322103
4766.458
135142
x



80400

54742
Webster Financial Corp.
Common
947890109
274.814
7825
x



0

7825
Wellpoint Health Ntwk.
Common
94973H108
2707.433
35276
x



14750

20526
Western Digital Corp.
Common
958102105
406.794
44900
x



15200

29700
Whirlpool Corp.
Common
963320106
512.118
10445
x



4000

6445
zoltek Companies, Inc.
Common
98975W104
55.250
21250
x



0

21250